Annual Fund Operating Expenses - Invesco High Yield Fund	Jun. 28, 2021
Class A
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.08%
Class C
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.83%
Class Y
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.83%
Investor Class
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.08%
Class R5
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.75%
Class R6
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.66%